DEPOSITS AND ADVANCES (Tables)	12 Months Ended
Mar. 31, 2024
Deposits And Advances
SCHEDULE OF DEPOSITS AND ADVANCES
	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Prepaid expense and other current assets	535,021	52,258
Advance to Suppliers	383,703	236,584
Advance to employees	-	-

Total	918,724	288,842